Employee compensation and benefits - Reconciliation of total incentive awards granted to income statement charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Compensation And Benefits [Abstract]
Total incentive awards approved for the current year	$ 3,341	$ 3,473	$ 3,303
Less: deferred bonuses awarded, expected to be recognised in future periods	(337)	(351)	(337)
Total incentives awarded and recognised in the current year	3,004	3,122	2,966
Add: current year charges for deferred bonuses from previous years	327	322	336
Other	(55)	(70)	(78)
Income statement charge for incentive awards	$ 3,276	$ 3,374	$ 3,224